Consolidated Balance Sheets	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	$ 102,158,306	¥ 711,205,698	¥ 1,298,565,042
Restricted cash	158,005	1,100,000	4,000,000
Short-term investments			4,723,612
Accounts receivable (net of allowance for doubtful accounts of 19,654,430 and RMB26,102,138 as of December 31, 2018 and 2019, respectively)			39,633,035
Other receivables (net of allowance for doubtful accounts of RMB40,782 and RMB2,080,597 as of December 31, 2018 and 2019, respectively)	2,029,006	14,125,535	20,493,145
Amounts due from related parties (net of allowance for doubtful accounts of RMB43,516,516 and RMB96,307,907 as of December 31, 2018 and 2019, respectively)	13,673,619	95,193,003	199,331,694
Other current assets	715,985	4,984,541	15,320,791
Total current assets	118,734,921	826,608,777	1,582,067,319
Long-term investments	32,886,610	228,950,000	58,950,000
Intangible assets, net	5,494,338	38,250,479	58,124,608
Goodwill			297,031
Amounts due from related parties - non-current	32,910,705	229,117,743	48,626,353
Investment in affiliates	15,447,298	107,541,000	67,262,431
Property and equipment, net	3,998,213	27,834,760	36,267,042
Other non-current assets	2,569,166	17,886,020	27,914,021
Right-of-use assets	9,904,062	68,950,101
Deferred tax assets	661,907	4,608,063	100,985,228
Total Assets	222,607,220	1,549,746,943	1,980,494,033
Current liabilities:
Accrued payroll and welfare expenses (including accrued payroll and welfare expense of the consolidated VIEs and VIEs' subsidiaries without recourse to Jupai Holdings Limited of RMB37,608,320 and RMB28,055,363 as of December 31, 2018 and 2019, respectively)	8,376,866	58,318,063	116,653,658
Income tax payable (including income tax payable of the consolidated VIEs and VIEs' subsidiaries without recourse to Jupai Holdings Limited of RMB34,282,285 and RMB19,815,543 as of December 31, 2018 and 2019, respectively)	11,893,506	82,800,208	227,537,993
Other tax payable (including other tax payable of the consolidated VIEs and VIEs' subsidiaries without recourse to Jupai Holdings Limited of RMB12,123,866 and RMB-16,501,066 as of December 31, 2018 and 2019, respectively)	99,842	695,081	43,009,523
Amounts due to related parties - current (including amounts due to related parties-current of the consolidated VIEs and VIEs' subsidiaries without recourse to Jupai Holdings Limited of RMB11,082,834 and RMB10,963,967 as of December 31,2018 and 2019, respectively)	2,792,333	19,439,664	31,105,111
Deferred revenue from related parties (including deferred revenue from related parties of the consolidated VIEs and VIEs' subsidiaries without recourse to Jupai Holdings Limited of RMB100,033,490 and RMB28,056,641 as of December 31,2018 and 2019, respectively)	6,040,673	42,053,959	111,720,785
Deferred revenue (including deferred revenue of the consolidated VIEs and VIEs' subsidiaries without recourse to Jupai Holdings Limited of RMB5,406,737 and RMB17,211,666 as of December 31,2018 and 2019, respectively)	5,124,322	35,674,503	18,949,097
Other current liabilities (including other current liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to Jupai Holdings Limited of RMB12,882,315 and RMB13,940,969 as of December 31, 2018 and 2019, respectively)	11,232,881	78,201,072	39,929,945
Total current liabilities	45,560,423	317,182,550	588,906,112
Deferred revenue - non-current from related parties (including deferred revenue from related parties of the consolidated VIEs and VIEs' subsidiaries without recourse to Jupai Holdings Limited of RMB20,766,792 and RMB4,774,671 as of December 31, 2018 and 2019, respectively)	706,404	4,917,845	22,096,306
Deferred revenue - non-current (including deferred revenue of the consolidated VIEs and VIEs' subsidiaries without recourse to Jupai Holdings Limited of RMB1,849,843 and RMB311,651 as of December 31, 2018 and 2019, respectively)	44,766	311,651	2,144,593
Operating Lease Liabilities - non-current (including operating lease liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to Jupai Holdings Limited of nil and RMB642,309 as of December 31, 2018 and 2019, respectively	4,096,468	28,518,789
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to Jupai Holdings Limited of nil as of December 31, 2018 and 2019, respectively)			198,187
Total Liabilities	50,408,061	350,930,835	613,345,198
Commitments and Contingencies
Shareholders' Equity:
Ordinary Shares (USD0.0005 par value; 1,000,000,000 and 1,000,000,000 shares authorized, 201,479,446 and 201,737,272 shares issued and outstanding, as of December 31, 2018 and 2019, respectively)	90,867	632,601	631,715
Additional paid-in capital	165,237,770	1,150,352,309	1,138,107,676
Retained earnings	(2,523,418)	(17,567,529)	147,118,546
Accumulated other comprehensive income	7,776,965	54,141,670	53,153,406
Total Jupai shareholders' equity	170,582,184	1,187,559,051	1,339,011,343
Noncontrolling interests	1,616,975	11,257,057	28,137,492
Total Equity	172,199,159	1,198,816,108	1,367,148,835
Total Liabilities and Equity	$ 222,607,220	¥ 1,549,746,943	¥ 1,980,494,033